STATEMENT OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenue	R$ 16,233,959	R$ 15,617,413	R$ 17,142,265
Cost of services provided and goods sold	(7,740,150)	(7,693,406)	(8,306,857)
Gross income	8,493,809	7,924,007	8,835,408
Operating income (expenses):
Selling expenses	(4,575,177)	(4,719,029)	(4,822,974)
General and administrative expenses	(1,424,643)	(1,258,722)	(1,195,277)
Other income (expenses), net	(560,637)	(522,060)	434,283
Total income expense	(6,560,457)	(6,499,811)	(5,583,968)
Operating income	1,933,352	1,424,196	3,251,440
Financial income (expenses):
Financial income	512,565	750,450	862,708
Financial expenses	(1,009,653)	(1,156,485)	(1,115,524)
Foreign exchange variations, net	(748)	(4,845)	2,409
Finance income cost	(497,836)	(410,880)	(250,407)
Income before income and social contribution taxes	1,435,516	1,013,316	3,001,033
Income and social contribution taxes	(201,009)	(262,889)	(915,591)
Net income for the year	R$ 1,234,507	R$ 750,427	R$ 2,085,442
Earnings per share attributed to the Company' shareholders (in R$ per share)
Basic earnings per share	R$ 0.51	R$ 0.31	R$ 0.86
Diluted earnings per share	R$ 0.51	R$ 0.31	R$ 0.86